UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
December 31, 2018

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 90.7%
Aerospace and Defense — 4.6%
BAE Systems plc	1,137,950	6,660,378
HEICO Corp., Class A(1)	96,203	6,060,789
Huntington Ingalls Industries, Inc.	14,590	2,776,623
		15,497,790
Airlines — 3.2%
Alaska Air Group, Inc.	77,447	4,712,650
Southwest Airlines Co.(1)	133,188	6,190,578
		10,903,228
Auto Components — 2.6%
Lear Corp.(1)	71,020	8,725,517
Automobiles — 2.9%
Harley-Davidson, Inc.	35,310	1,204,777
Honda Motor Co. Ltd. ADR	188,720	4,991,644
Thor Industries, Inc.	65,900	3,426,800
		9,623,221
Banks — 8.3%
BB&T Corp.	110,670	4,794,224
First Hawaiian, Inc.	106,370	2,394,389
Home BancShares, Inc.	152,120	2,485,641
PNC Financial Services Group, Inc. (The)	36,900	4,313,979
Prosperity Bancshares, Inc.	57,910	3,607,793
Toronto-Dominion Bank (The)	65,310	3,246,364
U.S. Bancorp	125,370	5,729,409
Wells Fargo & Co.	26,376	1,215,406
		27,787,205
Beverages — 2.4%
Molson Coors Brewing Co., Class B	41,960	2,356,474
PepsiCo, Inc.	52,634	5,815,004
		8,171,478
Biotechnology — 4.0%
AbbVie, Inc.	32,370	2,984,190
Biogen, Inc.(2)	7,760	2,335,139
Gilead Sciences, Inc.(1)	130,830	8,183,417
		13,502,746
Capital Markets — 0.3%
BlackRock, Inc.	2,920	1,147,035
Commercial Services and Supplies — 0.4%
UniFirst Corp.	8,560	1,224,679
Communications Equipment — 2.3%
F5 Networks, Inc.(2)	26,310	4,263,010
Juniper Networks, Inc.	131,520	3,539,203
		7,802,213

Construction Materials — 0.7%
Martin Marietta Materials, Inc.	13,610	2,339,151
Containers and Packaging — 1.2%
WestRock Co.	104,920	3,961,779
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	204,298	5,830,665
Electric Utilities — 0.3%
Edison International	20,257	1,149,990
Electrical Equipment — 3.1%
Eaton Corp. plc	60,470	4,151,870
Hubbell, Inc.(1)	61,703	6,129,576
		10,281,446
Electronic Equipment, Instruments and Components — 1.6%
Avnet, Inc.	49,640	1,792,004
TE Connectivity Ltd.	48,810	3,691,500
		5,483,504
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	21,480	3,397,921
Food and Staples Retailing — 3.1%
Walmart, Inc.(1)	111,250	10,362,938
Food Products — 0.5%
J.M. Smucker Co. (The)	17,168	1,605,036
Gas Utilities — 0.3%
Atmos Energy Corp.	12,520	1,160,855
Health Care Equipment and Supplies — 5.2%
Hologic, Inc.(2)	42,660	1,753,326
Medtronic plc	76,700	6,976,632
Zimmer Biomet Holdings, Inc.(1)	84,467	8,760,917
		17,490,875
Health Care Providers and Services — 0.5%
Cigna Corp.(2)	8,940	1,697,885
Hotels, Restaurants and Leisure — 2.6%
Cedar Fair LP	47,690	2,255,737
Cheesecake Factory, Inc. (The)	79,340	3,452,083
Sodexo SA	27,840	2,854,842
		8,562,662
Household Durables — 0.6%
PulteGroup, Inc.	78,990	2,052,950
Household Products — 0.5%
Procter & Gamble Co. (The)	18,860	1,733,611
Insurance — 1.3%
Chubb Ltd.	33,785	4,364,346
Interactive Media and Services — 0.4%
Alphabet, Inc., Class C(2)	1,240	1,284,157
IT Services — 1.1%
International Business Machines Corp.	32,570	3,702,232
Life Sciences Tools and Services — 0.9%
Waters Corp.(2)	15,240	2,875,026

Machinery — 9.4%
Atlas Copco AB, B Shares	311,080	6,820,451
Crane Co.(1)	141,480	10,212,027
Cummins, Inc.	47,300	6,321,172
Ingersoll-Rand plc	24,440	2,229,661
Rexnord Corp.(1)(2)	262,383	6,021,690
		31,605,001
Multiline Retail — 1.0%
Target Corp.	48,600	3,211,974
Oil, Gas and Consumable Fuels — 3.7%
Devon Energy Corp.	60,860	1,371,784
Enterprise Products Partners LP	73,760	1,813,758
EQM Midstream Partners LP	25,510	1,103,308
Equitrans Midstream Corp.(2)	43,224	865,345
Noble Energy, Inc.	72,080	1,352,221
Royal Dutch Shell plc, Class A ADR	71,438	4,162,692
Shell Midstream Partners LP	110,331	1,810,532
		12,479,640
Pharmaceuticals — 1.9%
Johnson & Johnson	11,320	1,460,846
Pfizer, Inc.	110,886	4,840,174
		6,301,020
Road and Rail — 1.7%
Union Pacific Corp.	42,140	5,825,012
Semiconductors and Semiconductor Equipment — 2.6%
Cirrus Logic, Inc.(2)	70,543	2,340,617
Intel Corp.	68,870	3,232,069
KLA-Tencor Corp.	35,560	3,182,264
		8,754,950
Software — 1.4%
Microsoft Corp.	10,276	1,043,733
Oracle Corp. (New York)	81,165	3,664,600
		4,708,333
Specialty Retail — 3.7%
AutoZone, Inc.(2)	5,680	4,761,771
L Brands, Inc.(1)	295,770	7,592,416
		12,354,187
Textiles, Apparel and Luxury Goods — 5.4%
Burberry Group plc	157,000	3,472,947
Michael Kors Holdings Ltd.(2)	182,020	6,902,198
Ralph Lauren Corp.	37,923	3,923,514
Tapestry, Inc.	112,610	3,800,587
		18,099,246
Trading Companies and Distributors — 2.3%
MSC Industrial Direct Co., Inc., Class A(1)	100,300	7,715,076
TOTAL COMMON STOCKS (Cost $309,504,233)		304,776,580
EXCHANGE-TRADED FUNDS — 7.8%
Consumer Discretionary Select Sector SPDR Fund	101,234	10,023,178
iShares Russell 1000 Value ETF	59,372	6,593,261

iShares TIPS Bond ETF	27,640	3,026,856
iShares U.S. Real Estate ETF	87,301	6,542,337
TOTAL EXCHANGE-TRADED FUNDS (Cost $24,345,362)		26,185,632
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $8,364,273), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $8,202,453)		8,201,337
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,400,169), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $1,368,095)		1,368,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,834	6,834
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,576,171)		9,576,171
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.3% (Cost $343,425,766)		340,538,383
SECURITIES SOLD SHORT — (98.8)%
COMMON STOCKS SOLD SHORT — (88.0)%
Aerospace and Defense — (4.6)%
HEICO Corp.	(77,191)	(5,980,759)
Northrop Grumman Corp.	(25,880)	(6,338,012)
Rolls-Royce Holdings plc	(304,500)	(3,243,352)
		(15,562,123)
Airlines — (3.3)%
Spirit Airlines, Inc.	(190,010)	(11,005,379)
Automobiles — (4.1)%
Tesla, Inc.	(31,490)	(10,479,872)
Toyota Motor Corp. ADR	(27,110)	(3,146,929)
		(13,626,801)
Banks — (7.5)%
Bank of Hawaii Corp.	(35,210)	(2,370,337)
Citizens Financial Group, Inc.	(91,684)	(2,725,765)
First Financial Bankshares, Inc.	(105,450)	(6,083,411)
KeyCorp	(226,888)	(3,353,405)
M&T Bank Corp.	(21,300)	(3,048,669)
Regions Financial Corp.	(321,408)	(4,300,439)
Royal Bank of Canada	(47,740)	(3,267,525)
		(25,149,551)
Beverages — (2.4)%
Anheuser-Busch InBev SA ADR	(35,230)	(2,318,486)
Coca-Cola Co. (The)	(123,120)	(5,829,732)
		(8,148,218)
Capital Markets — (1.2)%
FactSet Research Systems, Inc.	(15,310)	(3,063,990)
T Rowe Price Group, Inc.	(12,170)	(1,123,535)
		(4,187,525)
Commercial Services and Supplies — (0.4)%
Cintas Corp.	(7,090)	(1,191,049)
Construction Materials — (0.7)%
Vulcan Materials Co.	(23,640)	(2,335,632)
Containers and Packaging — (1.2)%
Avery Dennison Corp.	(43,740)	(3,929,164)

Distributors — (1.8)%
Pool Corp.	(39,680)	(5,898,432)
Diversified Telecommunication Services — (1.7)%
AT&T, Inc.	(204,298)	(5,830,665)
Electronic Equipment, Instruments and Components — (1.6)%
Amphenol Corp., Class A	(45,950)	(3,722,869)
Arrow Electronics, Inc.	(26,120)	(1,800,974)
		(5,523,843)
Equity Real Estate Investment Trusts (REITs) — (3.0)%
AvalonBay Communities, Inc.	(14,280)	(2,485,434)
Crown Castle International Corp.	(32,058)	(3,482,461)
Equity Residential	(37,660)	(2,485,937)
Essex Property Trust, Inc.	(6,350)	(1,557,083)
		(10,010,915)
Food and Staples Retailing — (4.0)%
Costco Wholesale Corp.	(66,441)	(13,534,696)
Food Products — (0.5)%
Danone SA	(23,250)	(1,638,545)
Health Care Equipment and Supplies — (6.2)%
Abbott Laboratories	(24,520)	(1,773,532)
Align Technology, Inc.	(16,310)	(3,415,803)
Becton Dickinson and Co.	(10,720)	(2,415,430)
Boston Scientific Corp.	(45,640)	(1,612,918)
Stryker Corp.	(75,070)	(11,767,222)
		(20,984,905)
Health Care Providers and Services — (0.5)%
UnitedHealth Group, Inc.	(7,010)	(1,746,331)
Hotels, Restaurants and Leisure — (3.4)%
Chipotle Mexican Grill, Inc.	(7,950)	(3,432,730)
Compass Group plc	(135,560)	(2,850,948)
MGM Resorts International	(112,810)	(2,736,771)
SeaWorld Entertainment, Inc.	(102,040)	(2,254,064)
		(11,274,513)
Household Durables — (0.6)%
Toll Brothers, Inc.	(62,890)	(2,070,968)
Household Products — (0.5)%
Church & Dwight Co., Inc.	(26,860)	(1,766,314)
Insurance — (1.3)%
Travelers Cos., Inc. (The)	(17,050)	(2,041,738)
Zurich Insurance Group AG	(7,710)	(2,303,668)
		(4,345,406)
Internet and Direct Marketing Retail — (0.7)%
Amazon.com, Inc.	(1,640)	(2,463,231)
IT Services — (2.2)%
Gartner, Inc.	(58,560)	(7,486,310)
Leisure Products — (1.4)%
Polaris Industries, Inc.	(60,670)	(4,652,176)
Life Sciences Tools and Services — (0.8)%
Thermo Fisher Scientific, Inc.	(12,750)	(2,853,322)

Machinery — (7.7)%
Caterpillar, Inc.	(30,724)	(3,904,099)
CNH Industrial NV	(261,563)	(2,408,995)
Donaldson Co., Inc.	(78,420)	(3,402,644)
ESCO Technologies, Inc.	(57,790)	(3,811,251)
Flowserve Corp.	(82,810)	(3,148,436)
RBC Bearings, Inc.	(45,564)	(5,973,440)
Xylem, Inc.	(48,700)	(3,249,264)
		(25,898,129)
Oil, Gas and Consumable Fuels — (1.2)%
Exxon Mobil Corp.	(29,710)	(2,025,925)
Royal Dutch Shell plc, Class B ADR	(35,840)	(2,148,250)
		(4,174,175)
Pharmaceuticals — (5.9)%
AstraZeneca plc ADR	(247,102)	(9,384,934)
Eli Lilly & Co.	(45,800)	(5,299,976)
Sanofi ADR	(34,040)	(1,477,676)
Sanofi	(41,980)	(3,639,138)
		(19,801,724)
Road and Rail — (2.2)%
Avis Budget Group, Inc.	(66,024)	(1,484,220)
CSX Corp.	(92,594)	(5,752,865)
		(7,237,085)
Semiconductors and Semiconductor Equipment — (4.0)%
Analog Devices, Inc.	(83,040)	(7,127,323)
Cree, Inc.	(144,592)	(6,184,923)
		(13,312,246)
Specialty Retail — (1.4)%
O'Reilly Automotive, Inc.	(13,880)	(4,779,300)
Textiles, Apparel and Luxury Goods — (7.7)%
Lululemon Athletica, Inc.	(63,072)	(7,670,186)
LVMH Moet Hennessy Louis Vuitton SE	(11,830)	(3,499,699)
PVH Corp.	(18,092)	(1,681,652)
Under Armour, Inc., Class C	(185,410)	(2,998,080)
VF Corp.	(138,710)	(9,895,571)
		(25,745,188)
Trading Companies and Distributors — (2.3)%
Fastenal Co.	(147,397)	(7,707,389)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $282,480,045)		(295,871,250)
EXCHANGE-TRADED FUNDS SOLD SHORT — (10.8)%
Alerian MLP ETF	(632,806)	(5,524,396)
Industrial Select Sector SPDR Fund	(137,120)	(8,831,899)
Invesco QQQ Trust Series 1	(50,010)	(7,714,543)
iShares US Preferred Stock ETF	(89,110)	(3,050,235)
SPDR S&P Bank ETF	(74,510)	(2,782,949)
SPDR S&P Oil & Gas Exploration & Production ETF	(103,510)	(2,746,120)
Technology Select Sector SPDR Fund	(52,410)	(3,248,372)

Utilities Select Sector SPDR Fund	(43,490)	(2,301,491)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $40,602,923)		(36,200,005)
TOTAL SECURITIES SOLD SHORT — (98.8)% (Proceeds $323,082,968)		(332,071,255)
OTHER ASSETS AND LIABILITIES(3) — 97.5%		327,597,841
TOTAL NET ASSETS — 100.0%		$336,064,969

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	949,584	USD	1,094,994	Credit Suisse AG	3/29/19	$896

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $67,729,192.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	8,837,412	6,660,378	—
Banks	24,540,841	3,246,364	—
Hotels, Restaurants and Leisure	5,707,820	2,854,842	—
Machinery	24,784,550	6,820,451	—
Textiles, Apparel and Luxury Goods	14,626,299	3,472,947	—
Other Industries	203,224,676	—	—
Exchange-Traded Funds	26,185,632	—	—
Temporary Cash Investments	6,834	9,569,337	—
	307,914,064	32,624,319	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	896	—

Liabilities
Securities Sold Short
Common Stocks
Aerospace and Defense	12,318,771	3,243,352	—
Banks	21,882,026	3,267,525	—
Food Products	—	1,638,545	—
Hotels, Restaurants and Leisure	8,423,565	2,850,948	—
Insurance	2,041,738	2,303,668	—
Pharmaceuticals	16,162,586	3,639,138	—
Textiles, Apparel and Luxury Goods	22,245,489	3,499,699	—
Other Industries	192,354,200	—	—
Exchange-Traded Funds	36,200,005	—	—
	311,628,380	20,442,875	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2018

Equity Income - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.0%
Aerospace and Defense — 0.7%
Raytheon Co.	496,800	76,184,280
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	1,039,018	101,335,426
Auto Components — 0.1%
Aptiv plc	199,936	12,310,059
Automobiles — 0.3%
Honda Motor Co. Ltd.	936,100	24,461,371
Toyota Motor Corp.	167,400	9,722,721
		34,184,092
Banks — 6.4%
Commerce Bancshares, Inc.	546,533	30,808,065
JPMorgan Chase & Co.	1,647,597	160,838,419
PNC Financial Services Group, Inc. (The)	2,298,318	268,696,357
SunTrust Banks, Inc.	1,221,010	61,587,745
U.S. Bancorp	999,900	45,695,430
Wells Fargo & Co.	1,999,900	92,155,392
		659,781,408
Beverages — 1.3%
PepsiCo, Inc.	1,250,200	138,122,096
Capital Markets — 2.8%
AllianceBernstein Holding LP	889,678	24,306,003
Bank of New York Mellon Corp. (The)	3,399,800	160,028,586
BlackRock, Inc.	109,900	43,170,918
Janus Henderson Group plc	799,300	16,561,496
Legg Mason, Inc.	599,900	15,303,449
Northern Trust Corp.	379,240	31,700,672
		291,071,124
Chemicals — 0.9%
DowDuPont, Inc.	1,799,466	96,235,442
Commercial Services and Supplies — 2.4%
Republic Services, Inc.	2,797,948	201,704,072
Waste Management, Inc.	557,969	49,653,661
		251,357,733
Communications Equipment — 1.8%
Cisco Systems, Inc.	4,199,791	181,976,944
Containers and Packaging — 0.9%
Bemis Co., Inc.	1,899,302	87,177,962
International Paper Co.	243,180	9,814,745
		96,992,707
Distributors — 0.6%
Genuine Parts Co.	598,141	57,433,499
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	3,178,937	178,719,838
Electric Utilities — 2.3%
Edison International	1,246	70,736
Eversource Energy	2,299,500	149,559,480

Pinnacle West Capital Corp.	1,099,817	93,704,408
		243,334,624
Electrical Equipment — 1.4%
ABB Ltd.	1,595,900	30,426,745
Emerson Electric Co.	238,100	14,226,475
Hubbell, Inc.	999,700	99,310,198
		143,963,418
Energy Equipment and Services — 1.9%
Baker Hughes a GE Co.	1,598,437	34,366,396
Schlumberger Ltd.	4,498,131	162,292,566
		196,658,962
Equity Real Estate Investment Trusts (REITs) — 1.8%
Boston Properties, Inc.	79,100	8,902,705
Public Storage	399,650	80,893,157
Weyerhaeuser Co.	4,298,684	93,969,232
		183,765,094
Food and Staples Retailing — 0.8%
Walmart, Inc.	870,283	81,066,861
Food Products — 3.0%
Hershey Co. (The)	649,400	69,602,692
Mondelez International, Inc., Class A	869,200	34,794,076
Nestle SA	2,599,100	211,309,030
		315,705,798
Gas Utilities — 4.6%
Atmos Energy Corp.	1,899,323	176,105,228
ONE Gas, Inc.	2,298,296	182,944,362
Spire, Inc.	1,599,258	118,473,033
		477,522,623
Health Care Equipment and Supplies — 4.5%
Medtronic plc	5,118,179	465,549,562
Health Care Providers and Services — 1.3%
Cardinal Health, Inc.	999,900	44,595,540
Quest Diagnostics, Inc.	1,099,358	91,543,541
		136,139,081
Hotels, Restaurants and Leisure — 1.0%
Carnival Corp.	1,198,503	59,086,198
Cracker Barrel Old Country Store, Inc.	49,176	7,861,275
Sodexo SA	398,400	40,853,767
		107,801,240
Household Products — 2.5%
Procter & Gamble Co. (The)	2,798,759	257,261,927
Industrial Conglomerates — 1.4%
3M Co.	649,728	123,799,173
Smiths Group plc	1,198,500	20,836,571
		144,635,744
Insurance — 3.4%
Aflac, Inc.	999,300	45,528,108
Chubb Ltd.	1,440,328	186,061,571
Marsh & McLennan Cos., Inc.	1,356,205	108,157,349
MetLife, Inc.	199,123	8,175,990
		347,923,018
IT Services — 2.4%
Automatic Data Processing, Inc.	1,298,151	170,213,559

Paychex, Inc.	1,123,800	73,215,570
		243,429,129
Machinery — 0.8%
Atlas Copco AB, B Shares	2,239,700	49,105,584
Deere & Co.	198,400	29,595,328
		78,700,912
Oil, Gas and Consumable Fuels — 7.3%
Chevron Corp.	2,198,916	239,220,072
Enterprise Products Partners LP	7,499,900	184,422,541
EQM Midstream Partners LP	759,497	32,848,245
Shell Midstream Partners LP	2,399,936	39,382,950
TOTAL SA	4,996,558	264,371,480
		760,245,288
Personal Products — 0.4%
Unilever NV CVA	667,200	36,249,943
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	999,500	51,954,010
Johnson & Johnson	2,699,187	348,330,082
Merck & Co., Inc.	1,297,522	99,143,656
Pfizer, Inc.	3,989,900	174,159,135
Roche Holding AG	59,900	14,811,727
		688,398,610
Road and Rail — 0.9%
Norfolk Southern Corp.	599,992	89,722,804
Semiconductors and Semiconductor Equipment — 2.1%
Applied Materials, Inc.	2,399,961	78,574,723
Intel Corp.	288,200	13,525,226
Maxim Integrated Products, Inc.	2,533,600	128,833,560
		220,933,509
Software — 1.5%
Microsoft Corp.	997,836	101,350,202
Oracle Corp. (New York)	1,299,752	58,683,803
		160,034,005
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc.	150,000	5,062,500
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.(1)	9,199,479	117,477,347
TOTAL COMMON STOCKS (Cost $6,773,260,439)		7,677,286,647
CONVERTIBLE PREFERRED STOCKS — 6.8%
Banks — 3.3%
Bank of America Corp., 7.25%	204,985	256,743,712
Wells Fargo & Co., 7.50%	64,900	81,901,853
		338,645,565
Chemicals — 0.9%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,794,679	90,990,225
Equity Real Estate Investment Trusts (REITs) — 0.8%
Welltower, Inc., 6.50%	1,299,357	82,054,395
Machinery — 1.8%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,089,519	189,916,382
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $706,021,036)		701,606,567
EXCHANGE-TRADED FUNDS — 6.2%
iShares Russell 1000 Value ETF	4,435,003	492,507,083

SPDR S&P 500 ETF Trust	591,600	147,852,672
TOTAL EXCHANGE-TRADED FUNDS (Cost $663,746,533)		640,359,755
PREFERRED STOCKS — 5.5%
Banks — 3.9%
Bank of America Corp., 5.875%	44,968,000	40,995,977
Citigroup, Inc., 5.95%	99,972,000	91,359,412
U.S. Bancorp, 5.30%	139,717,000	131,683,272
Wells Fargo & Co., 6.56%	139,958,000	139,258,210
		403,296,871
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The), 5.30%	84,460,000	75,802,850
Gas Utilities — 0.9%
Plains All American Pipeline LP, 6.125%	109,800,000	92,506,500
TOTAL PREFERRED STOCKS (Cost $624,362,103)		571,606,221
CONVERTIBLE BONDS — 5.3%
Construction Materials — 1.6%
Citigroup Global Markets Holdings Inc., (convertible into Martin Marietta Materials, Inc.), 3.51%, 1/31/19(2)(3)	159,900	27,478,015
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 4.20%, 2/20/19(2)(3)	137,000	25,396,718
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 3.65%, 3/18/19(2)(3)	99,100	17,754,756
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 3.60%, 4/4/19(2)(3)	99,900	17,747,035
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.50%, 5/14/19(2)(3)	99,000	17,614,476
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 2.88%, 3/11/19(2)(3)	58,400	10,598,023
Merrill Lynch International & Co. C.V., (convertible into Martin Marietta Materials, Inc.), 9.80%, 6/19/19(2)(3)	111,800	19,137,924
Morgan Stanley B.V., (convertible into Martin Marietta Materials, Inc.), 4.54%, 5/10/19(2)(3)	86,500	15,422,085
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 5.12%, 5/9/19(2)(3)	99,499	17,912,805
		169,061,837
Diversified Financial Services — 1.0%
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 5.50%, 7/1/19(2)(3)	230,000	45,345,650
Wells Fargo Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 1.05%, 1/7/19(2)(3)	325,000	64,070,500
		109,416,150
Health Care Equipment and Supplies — 0.2%
Morgan Stanley B.V., (convertible into Zimmer Biomet Holdings, Inc.), 2.20%, 3/4/19(2)(3)	229,900	25,105,080
Health Care Providers and Services — 0.3%
Merrill Lynch International & Co. C.V., (convertible into Cigna Corp.), 2.30%, 3/7/19(2)(3)	150,000	27,760,500
Household Durables — 0.1%
Morgan Stanley B.V., (convertible into Whirlpool Corp.), 7.91%, 4/11/19(2)(3)	129,900	14,354,600
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	12,571,000	10,984,615
Multiline Retail — 0.3%
Merrill Lynch International & Co. C.V., (convertible into Target Corp.), 8.50%, 5/31/19(2)(3)	398,800	26,611,924
Semiconductors and Semiconductor Equipment — 1.5%
Microchip Technology, Inc., 1.625%, 2/15/27	133,980,000	131,289,414
Teradyne, Inc., 1.25%, 12/15/23	16,947,000	20,135,154
		151,424,568
Specialty Retail — 0.2%
Royal Bank of Canada, (convertible into Lowe’s Cos., Inc.), 8.12%, 6/17/19(2)(3)	211,800	19,599,972
TOTAL CONVERTIBLE BONDS (Cost $572,925,761)		554,319,246
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $32,863,469), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $32,227,672)		32,223,286

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $5,488,447), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $5,378,373)	5,378,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,601,286)	37,601,286
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $9,377,917,158)	10,182,779,722
OTHER ASSETS AND LIABILITIES — 1.8%	186,070,420
TOTAL NET ASSETS — 100.0%	$10,368,850,142

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Apple, Inc.	500	Put	$125.00	1/18/19	$7,887,000	$(65,957)	$(9,500)
Colgate-Palmolive Co.	273	Put	$55.00	1/18/19	$1,624,896	(15,775)	(6,962)
Deere & Co.	508	Put	$120.00	2/15/19	$7,577,836	(52,468)	(52,832)
Johnson & Johnson	2,500	Put	$120.00	1/18/19	$32,262,500	(379,110)	(152,500)
Rockwell Automation, Inc.	200	Put	$125.00	1/18/19	$3,009,600	(15,775)	(5,500)
Tapestry, Inc.	350	Put	$30.00	1/18/19	$1,181,250	(17,050)	(8,750)
						$(546,135)	$(236,044)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	14,981,273	USD	15,199,769	Credit Suisse AG	3/29/19	$165,572
CHF	13,853,188	USD	14,163,655	UBS AG	3/29/19	44,681
CHF	14,828,340	USD	15,188,661	UBS AG	3/29/19	19,828
CHF	7,522,312	USD	7,701,101	UBS AG	3/29/19	14,058
USD	257,515,081	CHF	253,317,585	UBS AG	3/29/19	(2,296,709)
EUR	8,565,700	USD	9,838,435	Credit Suisse AG	3/29/19	47,013
USD	278,565,726	EUR	242,112,115	Credit Suisse AG	3/29/19	(849,455)
GBP	397,902	USD	507,051	JPMorgan Chase Bank N.A.	3/29/19	2,230
USD	17,164,709	GBP	13,499,904	JPMorgan Chase Bank N.A.	3/29/19	(114,012)
JPY	258,102,400	USD	2,330,435	Bank of America N.A.	3/29/19	40,035
JPY	229,423,040	USD	2,090,605	Bank of America N.A.	3/29/19	16,467
JPY	79,968,400	USD	724,903	Bank of America N.A.	3/29/19	9,545
USD	30,853,314	JPY	3,445,506,800	Bank of America N.A.	3/29/19	(790,985)
USD	1,368,674	JPY	150,214,760	Bank of America N.A.	3/29/19	(10,931)
SEK	10,880,755	USD	1,210,786	Goldman Sachs & Co.	3/29/19	25,380
USD	38,453,165	SEK	346,036,186	Goldman Sachs & Co.	3/29/19	(860,135)
USD	1,272,373	SEK	11,227,613	Goldman Sachs & Co.	3/29/19	(3,200)
						$(4,540,618)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $391,910,063, which represented 3.8% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $402,894,678, which represented 3.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	—	34,184,092	—
Electrical Equipment	113,536,673	30,426,745	—
Food Products	104,396,768	211,309,030	—
Hotels, Restaurants and Leisure	66,947,473	40,853,767	—
Industrial Conglomerates	123,799,173	20,836,571	—
Machinery	29,595,328	49,105,584	—
Oil, Gas and Consumable Fuels	495,873,808	264,371,480	—
Personal Products	—	36,249,943	—
Pharmaceuticals	673,586,883	14,811,727	—
Other Industries	5,367,401,602	—	—
Convertible Preferred Stocks	—	701,606,567	—
Exchange-Traded Funds	640,359,755	—	—
Preferred Stocks	—	571,606,221	—
Convertible Bonds	—	554,319,246	—
Temporary Cash Investments	—	37,601,286	—
	7,615,497,463	2,567,282,259	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	384,809	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,925,427	—
Written Options Contracts	236,044	—	—
	236,044	4,925,427	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2018 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$113,551	$65	—	$3,862	$117,477	9,199	—	$8,234
ONE Gas, Inc.	200,615	2,472	$33,972	13,829	(1)	(1)	$27,452	3,759
	$314,166	$2,537	$33,972	$17,691	$117,477	9,199	$27,452	$11,993

(1) Company was not an affiliate at December 31, 2018.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
December 31, 2018

Large Company Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.2%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	74,300	7,246,479
Airlines — 1.1%
Southwest Airlines Co.	188,600	8,766,128
Auto Components — 0.9%
BorgWarner, Inc.	205,500	7,139,070
Automobiles — 1.1%
Honda Motor Co. Ltd. ADR	327,200	8,654,440
Banks — 13.9%
Bank of America Corp.	531,600	13,098,624
BB&T Corp.	435,900	18,883,188
JPMorgan Chase & Co.	266,900	26,054,778
PNC Financial Services Group, Inc. (The)	127,700	14,929,407
U.S. Bancorp	557,500	25,477,750
Wells Fargo & Co.	230,400	10,616,832
		109,060,579
Beverages — 1.1%
PepsiCo, Inc.	76,900	8,495,912
Building Products — 1.0%
Johnson Controls International plc	264,800	7,851,320
Capital Markets — 5.4%
Ameriprise Financial, Inc.	115,800	12,086,046
Bank of New York Mellon Corp. (The)	401,700	18,908,019
Invesco Ltd.	668,400	11,189,016
		42,183,081
Chemicals — 1.1%
DowDuPont, Inc.	156,000	8,342,880
Communications Equipment — 1.6%
Cisco Systems, Inc.	282,500	12,240,725
Containers and Packaging — 1.2%
WestRock Co.	257,800	9,734,528
Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	418,500	23,528,070
Electric Utilities — 3.0%
Edison International	72,000	4,087,440
Eversource Energy	133,400	8,676,336
Xcel Energy, Inc.	222,500	10,962,575
		23,726,351
Electrical Equipment — 1.1%
Eaton Corp. plc	122,200	8,390,252
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	138,600	10,482,318
Energy Equipment and Services — 4.0%
Baker Hughes a GE Co.	395,000	8,492,500
Schlumberger Ltd.	628,100	22,661,848
		31,154,348

Equity Real Estate Investment Trusts (REITs) — 1.1%
Weyerhaeuser Co.	401,300	8,772,418
Food and Staples Retailing — 1.8%
Sysco Corp.	63,600	3,985,176
Walgreens Boots Alliance, Inc.	57,300	3,915,309
Walmart, Inc.	70,200	6,539,130
		14,439,615
Food Products — 3.4%
Conagra Brands, Inc.	281,100	6,004,296
Kellogg Co.	70,900	4,042,009
Mondelez International, Inc., Class A	412,300	16,504,369
		26,550,674
Health Care Equipment and Supplies — 6.3%
Hologic, Inc.(1)	173,800	7,143,180
Medtronic plc	260,200	23,667,792
Zimmer Biomet Holdings, Inc.	184,000	19,084,480
		49,895,452
Health Care Providers and Services — 0.9%
McKesson Corp.	67,100	7,412,537
Health Care Technology — 0.9%
Cerner Corp.(1)	142,200	7,456,968
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	89,000	4,387,700
Household Products — 3.7%
Colgate-Palmolive Co.	125,500	7,469,760
Procter & Gamble Co. (The)	234,100	21,518,472
		28,988,232
Industrial Conglomerates — 1.6%
General Electric Co.	556,700	4,214,219
Siemens AG	74,900	8,353,541
		12,567,760
Insurance — 3.6%
Aflac, Inc.	182,500	8,314,700
Chubb Ltd.	156,700	20,242,506
		28,557,206
Machinery — 3.0%
Atlas Copco AB, B Shares	603,100	13,223,011
Cummins, Inc.	77,600	10,370,464
		23,593,475
Multiline Retail — 0.5%
Target Corp.	64,300	4,249,587
Oil, Gas and Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	127,800	5,602,752
Chevron Corp.	202,700	22,051,733
EQT Corp.	166,000	3,135,740
Equitrans Midstream Corp.(1)	132,800	2,658,656
Noble Energy, Inc.	243,700	4,571,812
Royal Dutch Shell plc, Class B ADR	84,800	5,082,912
TOTAL SA ADR	446,100	23,277,498
		66,381,103
Personal Products — 0.5%
Unilever NV CVA	72,400	3,933,597
Pharmaceuticals — 9.1%

Allergan plc	50,400	6,736,464
Johnson & Johnson	198,000	25,551,900
Merck & Co., Inc.	190,700	14,571,387
Pfizer, Inc.	439,700	19,192,905
Roche Holding AG	23,800	5,885,127
		71,937,783
Road and Rail — 0.6%
Union Pacific Corp.	32,000	4,423,360
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	321,500	10,525,910
Intel Corp.	410,900	19,283,537
		29,809,447
Software — 1.4%
Oracle Corp. (New York)	251,700	11,364,255
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	39,100	6,156,686
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	25,700	4,053,918
TOTAL COMMON STOCKS (Cost $743,274,951)		741,928,254
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 1000 Value ETF (Cost $23,053,958)	192,300	21,354,915
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $19,171,597), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $18,800,691)		18,798,132
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,201,149), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $3,137,218)		3,137,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,240	14,240
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,949,372)		21,949,372
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $788,278,281)		785,232,541
OTHER ASSETS AND LIABILITIES — 0.3%		2,027,641
TOTAL NET ASSETS — 100.0%		$787,260,182

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	223,686	USD	228,699	UBS AG	3/29/19	$721
CHF	155,771	USD	159,473	UBS AG	3/29/19	291
USD	5,232,965	CHF	5,147,668	UBS AG	3/29/19	(46,671)
USD	159,600	CHF	155,771	UBS AG	3/29/19	(165)
EUR	872,190	USD	1,001,784	Credit Suisse AG	3/29/19	4,787
USD	30,916,855	EUR	26,871,020	Credit Suisse AG	3/29/19	(94,278)
GBP	83,951	USD	106,444	JPMorgan Chase Bank N.A.	3/29/19	1,006
USD	4,277,174	GBP	3,363,962	JPMorgan Chase Bank N.A.	3/29/19	(28,410)
USD	104,778	GBP	82,547	JPMorgan Chase Bank N.A.	3/29/19	(874)
JPY	30,478,809	USD	278,025	Bank of America N.A.	3/29/19	1,899
JPY	19,864,179	USD	181,011	Bank of America N.A.	3/29/19	1,426
USD	7,452,769	JPY	832,279,023	Bank of America N.A.	3/29/19	(191,066)
USD	239,073	JPY	26,238,717	Bank of America N.A.	3/29/19	(1,909)
SEK	2,470,298	USD	274,889	Goldman Sachs & Co.	3/29/19	5,762
USD	10,480,747	SEK	94,315,190	Goldman Sachs & Co.	3/29/19	(234,437)
						$(581,918)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	710,532,978	31,395,276	—
Exchange-Traded Funds	21,354,915	—	—
Temporary Cash Investments	14,240	21,935,132	—
	731,902,133	53,330,408	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,892	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	597,810	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2018

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Aerospace and Defense — 0.4%
Textron, Inc.	572,493	26,328,953
Airlines — 1.3%
Southwest Airlines Co.	1,899,836	88,304,377
Auto Components — 1.1%
Aptiv plc	237,516	14,623,860
BorgWarner, Inc.	1,699,323	59,034,481
		73,658,341
Automobiles — 1.5%
Honda Motor Co. Ltd. ADR	2,306,822	61,015,442
Thor Industries, Inc.	830,795	43,201,340
		104,216,782
Banks — 10.6%
Bank of Hawaii Corp.	268,568	18,079,998
BB&T Corp.	3,445,575	149,262,309
Comerica, Inc.	316,520	21,741,759
Commerce Bancshares, Inc.	1,320,227	74,421,196
First Hawaiian, Inc.	3,437,177	77,370,854
M&T Bank Corp.	653,956	93,600,722
Prosperity Bancshares, Inc.	589,174	36,705,540
SunTrust Banks, Inc.	1,464,814	73,885,218
UMB Financial Corp.	1,553,794	94,734,820
Westamerica Bancorporation(1)	1,407,010	78,342,317
		718,144,733
Beverages — 0.5%
Molson Coors Brewing Co., Class B	621,205	34,886,873
Building Products — 1.6%
Johnson Controls International plc	3,599,841	106,735,286
Capital Markets — 6.5%
Ameriprise Financial, Inc.	904,278	94,379,495
Invesco Ltd.	6,504,873	108,891,574
Northern Trust Corp.	2,214,169	185,082,386
State Street Corp.	866,112	54,625,684
		442,979,139
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	615,710	44,386,534
Containers and Packaging — 4.2%
Graphic Packaging Holding Co.	8,863,709	94,309,864
Sonoco Products Co.	1,809,539	96,140,807
WestRock Co.	2,556,314	96,526,416
		286,977,087
Distributors — 0.8%
Genuine Parts Co.	600,972	57,705,331
Electric Utilities — 4.6%
Edison International	846,563	48,059,382
Eversource Energy	684,509	44,520,465
Pinnacle West Capital Corp.	1,017,067	86,654,108

Xcel Energy, Inc.	2,655,732	130,847,916
		310,081,871
Electrical Equipment — 6.0%
Eaton Corp. plc	975,662	66,988,953
Emerson Electric Co.	1,000,941	59,806,225
Hubbell, Inc.	1,710,643	169,935,276
nVent Electric plc	2,225,529	49,985,381
Schneider Electric SE	827,116	56,594,726
		403,310,561
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	941,753	71,224,779
Energy Equipment and Services — 2.4%
Baker Hughes a GE Co.	3,516,825	75,611,737
Halliburton Co.	1,874,479	49,823,652
National Oilwell Varco, Inc.	1,533,028	39,398,820
		164,834,209
Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	172,783	27,332,543
Empire State Realty Trust, Inc., Class A	1,964,663	27,957,154
MGM Growth Properties LLC, Class A	2,565,939	67,766,449
Piedmont Office Realty Trust, Inc., Class A	3,307,115	56,353,240
Weyerhaeuser Co.	5,563,512	121,618,372
		301,027,758
Food and Staples Retailing — 1.0%
Sysco Corp.	1,082,502	67,829,575
Food Products — 4.9%
Conagra Brands, Inc.	3,321,771	70,953,029
J.M. Smucker Co. (The)	375,201	35,077,541
Kellogg Co.	705,837	40,239,767
Mondelez International, Inc., Class A	2,127,411	85,160,262
Orkla ASA	12,664,346	99,585,696
		331,016,295
Gas Utilities — 1.5%
Atmos Energy Corp.	539,835	50,053,501
Spire, Inc.	717,013	53,116,323
		103,169,824
Health Care Equipment and Supplies — 4.6%
Hologic, Inc.(2)	1,102,832	45,326,395
Siemens Healthineers AG(2)	810,806	33,948,072
Zimmer Biomet Holdings, Inc.	2,227,397	231,025,617
		310,300,084
Health Care Providers and Services — 3.8%
Cardinal Health, Inc.	2,232,961	99,590,061
McKesson Corp.	683,919	75,552,532
Quest Diagnostics, Inc.	964,308	80,297,927
		255,440,520
Health Care Technology — 0.8%
Cerner Corp.(2)	1,019,894	53,483,241
Hotels, Restaurants and Leisure — 1.6%
Carnival Corp.	933,925	46,042,503
Sodexo SA	617,194	63,289,909
		109,332,412

Household Durables — 1.2%
PulteGroup, Inc.	3,076,866	79,967,747
Household Products — 1.1%
Kimberly-Clark Corp.	651,358	74,215,731
Insurance — 5.4%
Aflac, Inc.	976,408	44,485,148
Arthur J. Gallagher & Co.	390,831	28,804,245
Brown & Brown, Inc.	1,442,522	39,755,906
Chubb Ltd.	797,649	103,040,298
ProAssurance Corp.	853,900	34,634,184
Reinsurance Group of America, Inc.	483,505	67,801,906
Torchmark Corp.	312,526	23,292,563
Travelers Cos., Inc. (The)	175,674	21,036,962
		362,851,212
Machinery — 4.1%
Atlas Copco AB, B Shares	2,537,823	55,641,952
Cummins, Inc.	653,337	87,311,957
IMI plc	6,139,591	73,872,921
Ingersoll-Rand plc	197,756	18,041,280
PACCAR, Inc.	748,927	42,793,689
		277,661,799
Multi-Utilities — 2.7%
Ameren Corp.	1,145,831	74,742,556
NorthWestern Corp.	1,818,463	108,089,441
		182,831,997
Multiline Retail — 0.7%
Target Corp.	688,887	45,528,542
Oil, Gas and Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	1,127,440	49,426,970
Cimarex Energy Co.	909,750	56,086,087
Devon Energy Corp.	2,779,402	62,647,721
EQT Corp.	2,702,862	51,057,063
Equitrans Midstream Corp.(2)	2,162,289	43,289,026
Imperial Oil Ltd.	1,191,609	30,191,734
Noble Energy, Inc.	3,623,656	67,979,787
		360,678,388
Road and Rail — 1.1%
Heartland Express, Inc.	3,977,411	72,786,621
Semiconductors and Semiconductor Equipment — 4.4%
Applied Materials, Inc.	1,288,212	42,176,061
Lam Research Corp.	405,521	55,219,795
Maxim Integrated Products, Inc.	1,863,204	94,743,923
Microchip Technology, Inc.	971,610	69,878,191
Teradyne, Inc.	1,125,655	35,323,054
		297,341,024
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	447,212	70,418,002
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	2,354,252	48,167,996
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.	5,753,364	73,470,458

Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	1,227,415	94,412,762
TOTAL COMMON STOCKS (Cost $6,647,527,771)		6,505,706,844
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell Mid-Cap Value ETF (Cost $136,040,751)	1,609,845	122,911,666
TEMPORARY CASH INVESTMENTS — 2.4%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(3)	100,000,000	100,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $51,489,781), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $50,493,627)		50,486,755
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/48, valued at $8,595,743), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $8,427,585)		8,427,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	217,594	217,594
TOTAL TEMPORARY CASH INVESTMENTS (Cost $159,125,377)		159,131,349
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $6,942,693,899)		6,787,749,859
OTHER ASSETS AND LIABILITIES — (0.2)%		(12,742,686)
TOTAL NET ASSETS — 100.0%		$6,775,007,173

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,580,074	USD	1,163,809	Morgan Stanley	3/29/19	$(4,117)
USD	26,536,630	CAD	35,551,655	Morgan Stanley	3/29/19	443,567
USD	893,146	CAD	1,215,441	Morgan Stanley	3/29/19	1,075
USD	127,224,230	EUR	110,575,439	Credit Suisse AG	3/29/19	(387,956)
USD	60,161,232	GBP	47,316,318	JPMorgan Chase Bank N.A.	3/29/19	(399,604)
USD	1,467,511	GBP	1,152,779	JPMorgan Chase Bank N.A.	3/29/19	(7,946)
JPY	151,680,975	USD	1,383,622	Bank of America N.A.	3/29/19	9,449
USD	37,089,482	JPY	4,141,923,403	Bank of America N.A.	3/29/19	(950,861)
NOK	37,845,872	USD	4,357,085	Goldman Sachs & Co.	3/29/19	36,429
USD	87,069,776	NOK	758,377,753	Goldman Sachs & Co.	3/29/19	(970,021)
SEK	11,044,606	USD	1,229,019	Goldman Sachs & Co.	3/29/19	25,762
USD	46,859,015	SEK	421,679,594	Goldman Sachs & Co.	3/29/19	(1,048,160)
						$(3,252,383)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Electrical Equipment	346,715,835	56,594,726	—
Food Products	231,430,599	99,585,696	—
Health Care Equipment and Supplies	276,352,012	33,948,072	—
Hotels, Restaurants and Leisure	46,042,503	63,289,909	—
Machinery	148,146,926	129,514,873	—
Oil, Gas and Consumable Fuels	330,486,654	30,191,734	—
Other Industries	4,713,407,305	—	—
Exchange-Traded Funds	122,911,666	—	—
Temporary Cash Investments	217,594	158,913,755	—
	6,215,711,094	572,038,765	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	516,282	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,768,665	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2018 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
LifePoint Health, Inc.(1)(2)	$101,555	$1,662	$105,152	$1,935	—	—	$36,316	—
Westamerica Bancorporation	87,018	4,968	10,117	(3,527)	$78,342	1,407	69	$1,766
	$188,573	$6,630	$115,269	$(1,592)	$78,342	1,407	$36,385	$1,766

(1) Non-income producing.
(2) Company was not an affiliate at December 31, 2018.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
December 31, 2018

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	142,100	13,859,013
Airlines — 1.1%
Southwest Airlines Co.	358,700	16,672,376
Auto Components — 0.9%
BorgWarner, Inc.	393,000	13,652,820
Automobiles — 1.1%
Honda Motor Co. Ltd. ADR	625,700	16,549,765
Banks — 13.9%
Bank of America Corp.	1,011,100	24,913,504
BB&T Corp.	833,600	36,111,552
JPMorgan Chase & Co.	510,600	49,844,772
PNC Financial Services Group, Inc. (The)	244,300	28,561,113
U.S. Bancorp	1,066,500	48,739,050
Wells Fargo & Co.	440,600	20,302,848
		208,472,839
Beverages — 1.1%
PepsiCo, Inc.	147,400	16,284,752
Building Products — 1.0%
Johnson Controls International plc	506,400	15,014,760
Capital Markets — 5.4%
Ameriprise Financial, Inc.	221,500	23,117,955
Bank of New York Mellon Corp. (The)	767,700	36,135,639
Invesco Ltd.	1,271,300	21,281,562
		80,535,156
Chemicals — 1.1%
DowDuPont, Inc.	298,300	15,953,084
Communications Equipment — 1.6%
Cisco Systems, Inc.	540,200	23,406,866
Containers and Packaging — 1.2%
WestRock Co.	493,000	18,615,680
Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	794,900	44,689,278
Electric Utilities — 3.0%
Edison International	139,100	7,896,707
Eversource Energy	255,100	16,591,704
Xcel Energy, Inc.	422,600	20,821,502
		45,309,913
Electrical Equipment — 1.1%
Eaton Corp. plc	233,700	16,045,842
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	265,200	20,057,076
Energy Equipment and Services — 4.0%
Baker Hughes a GE Co.	755,300	16,238,950
Schlumberger Ltd.	1,201,500	43,350,120
		59,589,070

Equity Real Estate Investment Trusts (REITs) — 1.1%
Weyerhaeuser Co.	767,800	16,784,108
Food and Staples Retailing — 1.8%
Sysco Corp.	120,200	7,531,732
Walgreens Boots Alliance, Inc.	109,600	7,488,968
Walmart, Inc.	133,500	12,435,525
		27,456,225
Food Products — 3.4%
Conagra Brands, Inc.	537,500	11,481,000
Kellogg Co.	133,400	7,605,134
Mondelez International, Inc., Class A	788,400	31,559,652
		50,645,786
Health Care Equipment and Supplies — 6.3%
Hologic, Inc.(1)	332,300	13,657,530
Medtronic plc	493,500	44,888,760
Zimmer Biomet Holdings, Inc.	352,000	36,509,440
		95,055,730
Health Care Providers and Services — 0.9%
McKesson Corp.	128,300	14,173,301
Health Care Technology — 1.0%
Cerner Corp.(1)	271,900	14,258,436
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	169,300	8,346,490
Household Products — 3.7%
Colgate-Palmolive Co.	240,100	14,290,752
Procter & Gamble Co. (The)	447,900	41,170,968
		55,461,720
Industrial Conglomerates — 1.6%
General Electric Co.	1,051,200	7,957,584
Siemens AG	142,500	15,892,919
		23,850,503
Insurance — 3.6%
Aflac, Inc.	349,000	15,900,440
Chubb Ltd.	298,000	38,495,640
		54,396,080
Machinery — 3.0%
Atlas Copco AB, B Shares	1,153,300	25,286,185
Cummins, Inc.	148,400	19,832,176
		45,118,361
Multiline Retail — 0.5%
Target Corp.	120,900	7,990,281
Oil, Gas and Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	244,400	10,714,496
Chevron Corp.	387,400	42,145,246
EQT Corp.	312,200	5,897,458
Equitrans Midstream Corp.(1)	249,800	5,000,996
Noble Energy, Inc.	458,400	8,599,584
Royal Dutch Shell plc, Class B ADR	162,200	9,722,268
TOTAL SA ADR	852,600	44,488,668
		126,568,716
Personal Products — 0.5%
Unilever NV CVA	137,400	7,465,141
Pharmaceuticals — 9.2%

Allergan plc	96,400	12,884,824
Johnson & Johnson	378,800	48,884,140
Merck & Co., Inc.	364,800	27,874,368
Pfizer, Inc.	844,700	36,871,155
Roche Holding AG	46,100	11,399,343
		137,913,830
Road and Rail — 0.6%
Union Pacific Corp.	60,200	8,321,446
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	611,500	20,020,510
Intel Corp.	786,800	36,924,524
		56,945,034
Software — 1.4%
Oracle Corp. (New York)	477,500	21,559,125
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	74,200	11,683,532
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	48,900	7,713,486
TOTAL COMMON STOCKS (Cost $1,337,626,072)		1,416,415,621
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 1000 Value ETF (Cost $43,607,848)	364,800	40,511,040
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $36,243,708), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $35,542,515)		35,537,678
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/48, valued at $6,054,703), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $5,932,412)		5,932,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,372	25,372
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,495,050)		41,495,050
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,422,728,970)		1,498,421,711
OTHER ASSETS AND LIABILITIES — 0.2%		2,482,046
TOTAL NET ASSETS — 100.0%		$1,500,903,757

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	489,813	USD	501,454	UBS AG	3/29/19	$915
USD	9,886,873	CHF	9,725,717	UBS AG	3/29/19	(88,178)
USD	309,140	CHF	301,725	UBS AG	3/29/19	(319)
EUR	1,215,714	USD	1,396,350	Credit Suisse AG	3/29/19	6,673
USD	58,423,118	EUR	50,777,764	Credit Suisse AG	3/29/19	(178,155)
GBP	157,903	USD	200,210	JPMorgan Chase Bank N.A.	3/29/19	1,893
USD	8,044,920	GBP	6,327,264	JPMorgan Chase Bank N.A.	3/29/19	(53,436)
USD	332,975	GBP	262,324	JPMorgan Chase Bank N.A.	3/29/19	(2,778)
JPY	57,334,068	USD	522,997	Bank of America N.A.	3/29/19	3,572
JPY	37,366,755	USD	340,503	Bank of America N.A.	3/29/19	2,682
USD	502,581	JPY	55,247,923	Bank of America N.A.	3/29/19	(4,829)
USD	14,019,497	JPY	1,565,610,449	Bank of America N.A.	3/29/19	(359,417)
SEK	4,664,525	USD	519,058	Goldman Sachs & Co.	3/29/19	10,880
USD	19,790,208	SEK	178,090,099	Goldman Sachs & Co.	3/29/19	(442,675)
USD	559,736	SEK	4,939,190	Goldman Sachs & Co.	3/29/19	(1,408)
						$(1,104,580)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,356,372,033	60,043,588	—
Exchange-Traded Funds	40,511,040	—	—
Temporary Cash Investments	25,372	41,469,678	—
	1,396,908,445	101,513,266	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	26,615	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,131,195	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2018

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.2%
Aerospace and Defense — 0.4%
Textron, Inc.	71,297	3,278,949
Airlines — 1.3%
Southwest Airlines Co.	233,530	10,854,474
Auto Components — 1.1%
Aptiv plc	28,892	1,778,880
BorgWarner, Inc.	208,385	7,239,295
		9,018,175
Automobiles — 1.5%
Honda Motor Co. Ltd. ADR	285,466	7,550,576
Thor Industries, Inc.	101,878	5,297,656
		12,848,232
Banks — 10.5%
Bank of Hawaii Corp.	33,403	2,248,690
BB&T Corp.	426,385	18,470,998
Comerica, Inc.	38,201	2,624,027
Commerce Bancshares, Inc.	162,091	9,137,070
First Hawaiian, Inc.	428,061	9,635,653
M&T Bank Corp.	80,926	11,582,938
Prosperity Bancshares, Inc.	73,276	4,565,095
SunTrust Banks, Inc.	180,647	9,111,835
UMB Financial Corp.	192,280	11,723,312
Westamerica Bancorporation	175,392	9,765,826
		88,865,444
Beverages — 0.5%
Molson Coors Brewing Co., Class B	76,815	4,313,930
Building Products — 1.6%
Johnson Controls International plc	448,129	13,287,025
Capital Markets — 6.5%
Ameriprise Financial, Inc.	111,903	11,679,316
Invesco Ltd.	804,969	13,475,181
Northern Trust Corp.	275,376	23,018,680
State Street Corp.	106,331	6,706,296
		54,879,473
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	76,666	5,526,852
Containers and Packaging — 4.2%
Graphic Packaging Holding Co.	1,096,872	11,670,718
Sonoco Products Co.	223,965	11,899,261
WestRock Co.	318,225	12,016,176
		35,586,155
Distributors — 0.8%
Genuine Parts Co.	74,813	7,183,544
Electric Utilities — 4.5%
Edison International	104,761	5,947,282
Eversource Energy	84,707	5,509,343
Pinnacle West Capital Corp.	125,678	10,707,766

Xcel Energy, Inc.	328,643	16,192,241
		38,356,632
Electrical Equipment — 5.9%
Eaton Corp. plc	121,346	8,331,616
Emerson Electric Co.	124,656	7,448,196
Hubbell, Inc.	210,964	20,957,164
nVent Electric plc	276,795	6,216,816
Schneider Electric SE	102,871	7,038,863
		49,992,655
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	117,235	8,866,483
Energy Equipment and Services — 2.4%
Baker Hughes a GE Co.	435,202	9,356,843
Halliburton Co.	230,436	6,124,989
National Oilwell Varco, Inc.	188,806	4,852,314
		20,334,146
Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	21,308	3,370,713
Empire State Realty Trust, Inc., Class A	242,030	3,444,087
MGM Growth Properties LLC, Class A	316,102	8,348,254
Piedmont Office Realty Trust, Inc., Class A	407,409	6,942,249
Weyerhaeuser Co.	685,311	14,980,898
		37,086,201
Food and Staples Retailing — 1.0%
Sysco Corp.	134,634	8,436,167
Food Products — 4.8%
Conagra Brands, Inc.	411,065	8,780,348
J.M. Smucker Co. (The)	47,086	4,402,070
Kellogg Co.	86,953	4,957,191
Mondelez International, Inc., Class A	261,504	10,468,005
Orkla ASA	1,570,644	12,350,711
		40,958,325
Gas Utilities — 1.5%
Atmos Energy Corp.	66,804	6,194,067
Spire, Inc.	88,729	6,573,044
		12,767,111
Health Care Equipment and Supplies — 4.5%
Hologic, Inc.(1)	137,345	5,644,879
Siemens Healthineers AG	100,557	4,210,275
Zimmer Biomet Holdings, Inc.	275,637	28,589,070
		38,444,224
Health Care Providers and Services — 3.8%
Cardinal Health, Inc.	276,326	12,324,140
McKesson Corp.	85,332	9,426,626
Quest Diagnostics, Inc.	119,931	9,986,654
		31,737,420
Health Care Technology — 0.8%
Cerner Corp.(1)	126,844	6,651,699
Hotels, Restaurants and Leisure — 1.6%
Carnival Corp.	116,310	5,734,083
Sodexo SA	75,865	7,779,546
		13,513,629

Household Durables — 1.2%
PulteGroup, Inc.	382,698	9,946,321
Household Products — 1.1%
Kimberly-Clark Corp.	81,011	9,230,393
Insurance — 5.3%
Aflac, Inc.	120,829	5,504,969
Arthur J. Gallagher & Co.	47,984	3,536,421
Brown & Brown, Inc.	177,096	4,880,766
Chubb Ltd.	99,296	12,827,057
ProAssurance Corp.	105,671	4,286,016
Reinsurance Group of America, Inc.	59,833	8,390,382
Torchmark Corp.	37,975	2,830,277
Travelers Cos., Inc. (The)	21,442	2,567,679
		44,823,567
Machinery — 4.1%
Atlas Copco AB, B Shares	311,209	6,823,279
Cummins, Inc.	80,850	10,804,794
IMI plc	762,860	9,178,901
Ingersoll-Rand plc	24,308	2,217,619
PACCAR, Inc.	92,679	5,295,678
		34,320,271
Multi-Utilities — 2.7%
Ameren Corp.	141,795	9,249,288
NorthWestern Corp.	225,032	13,375,902
		22,625,190
Multiline Retail — 0.7%
Target Corp.	84,957	5,614,808
Oil, Gas and Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	139,041	6,095,557
Cimarex Energy Co.	111,561	6,877,736
Devon Energy Corp.	343,947	7,752,565
EQT Corp.	334,475	6,318,233
Equitrans Midstream Corp.(1)	267,580	5,356,951
Imperial Oil Ltd.	144,716	3,666,662
Noble Energy, Inc.	444,363	8,336,250
		44,403,954
Road and Rail — 1.1%
Heartland Express, Inc.	491,763	8,999,263
Semiconductors and Semiconductor Equipment — 4.3%
Applied Materials, Inc.	160,215	5,245,439
Lam Research Corp.	49,728	6,771,462
Maxim Integrated Products, Inc.	230,569	11,724,434
Microchip Technology, Inc.	121,171	8,714,618
Teradyne, Inc.	137,492	4,314,499
		36,770,452
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	55,093	8,674,944
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	288,698	5,906,761
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.	698,722	8,922,680

Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	153,309	11,792,528
TOTAL COMMON STOCKS (Cost $814,829,432)		804,818,077
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell Mid-Cap Value ETF (Cost $16,822,111)	199,216	15,210,142
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $21,977,782), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $21,552,586)		21,549,653
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,671,434), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $3,597,250)		3,597,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,484	15,484
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,162,137)		25,162,137
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $856,813,680)		845,190,356
OTHER ASSETS AND LIABILITIES†		359,309
TOTAL NET ASSETS — 100.0%		$845,549,665

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	191,893	USD	141,340	Morgan Stanley	3/29/19	$(500)
USD	3,222,764	CAD	4,317,602	Morgan Stanley	3/29/19	53,869
USD	108,469	CAD	147,610	Morgan Stanley	3/29/19	131
USD	15,506,547	EUR	13,477,332	Credit Suisse AG	3/29/19	(47,285)
USD	570,935	EUR	495,062	Credit Suisse AG	3/29/19	(403)
USD	7,377,476	GBP	5,802,325	JPMorgan Chase Bank N.A.	3/29/19	(49,003)
USD	179,959	GBP	141,363	JPMorgan Chase Bank N.A.	3/29/19	(975)
USD	226,923	GBP	177,500	JPMorgan Chase Bank N.A.	3/29/19	(262)
JPY	18,421,027	USD	168,035	Bank of America N.A.	3/29/19	1,148
USD	4,504,364	JPY	503,019,482	Bank of America N.A.	3/29/19	(115,478)
NOK	2,513,734	USD	289,399	Goldman Sachs & Co.	3/29/19	2,420
USD	10,532,207	NOK	91,735,524	Goldman Sachs & Co.	3/29/19	(117,337)
SEK	1,354,382	USD	150,713	Goldman Sachs & Co.	3/29/19	3,159
USD	5,746,243	SEK	51,709,865	Goldman Sachs & Co.	3/29/19	(128,534)
						$(399,050)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Electrical Equipment	42,953,792	7,038,863	—
Food Products	28,607,614	12,350,711	—
Health Care Equipment and Supplies	34,233,949	4,210,275	—
Hotels, Restaurants and Leisure	5,734,083	7,779,546	—
Machinery	18,318,091	16,002,180	—
Oil, Gas and Consumable Fuels	40,737,292	3,666,662	—
Other Industries	583,185,019	—	—
Exchange-Traded Funds	15,210,142	—	—
Temporary Cash Investments	15,484	25,146,653	—
	768,995,466	76,194,890	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	60,727	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	459,777	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2018

Small Cap Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Banks — 21.4%
Bank OZK	450,000	10,273,500
BankUnited, Inc.	1,000,000	29,940,000
First Hawaiian, Inc.	1,045,000	23,522,950
Hilltop Holdings, Inc.	685,000	12,213,550
Home BancShares, Inc.	1,930,000	31,536,200
LegacyTexas Financial Group, Inc.	630,000	20,216,700
Origin Bancorp, Inc.	327,753	11,169,822
Signature Bank	200,000	20,562,000
South State Corp.	145,000	8,692,750
Texas Capital Bancshares, Inc.(1)	500,000	25,545,000
UMB Financial Corp.	340,000	20,729,800
Valley National Bancorp	3,835,000	34,054,800
		248,457,072
Building Products — 1.7%
CSW Industrials, Inc.(1)	255,000	12,329,250
Gibraltar Industries, Inc.(1)	200,000	7,118,000
		19,447,250
Capital Markets — 3.8%
Ares Management Corp., Class A	1,465,000	26,047,700
Donnelley Financial Solutions, Inc.(1)	1,310,000	18,379,300
		44,427,000
Chemicals — 5.2%
Innophos Holdings, Inc.	665,000	16,312,450
Minerals Technologies, Inc.	450,000	23,103,000
PolyOne Corp.	210,000	6,006,000
WR Grace & Co.	225,000	14,604,750
		60,026,200
Commercial Services and Supplies — 3.8%
Brink's Co. (The)	275,000	17,778,750
Ceco Environmental Corp.(1)	715,000	4,826,250
Charah Solutions, Inc.(1)	1,006,186	8,401,653
Deluxe Corp.	290,000	11,147,600
Multi-Color Corp.	60,000	2,105,400
		44,259,653
Communications Equipment — 0.7%
Casa Systems, Inc.(1)	611,980	8,035,297
Construction and Engineering — 1.5%
Dycom Industries, Inc.(1)	250,000	13,510,000
Valmont Industries, Inc.	35,000	3,883,250
		17,393,250
Containers and Packaging — 7.3%
Graphic Packaging Holding Co.	2,845,000	30,270,800
RPC Group plc	3,010,000	25,014,276
Silgan Holdings, Inc.	1,245,283	29,413,584
		84,698,660

Diversified Financial Services — 3.0%
Compass Diversified Holdings	2,820,000	35,109,000
Electrical Equipment — 0.3%
AZZ, Inc.	90,000	3,632,400
Electronic Equipment, Instruments and Components — 6.0%
Avnet, Inc.	435,000	15,703,500
Belden, Inc.	480,000	20,049,600
Coherent, Inc.(1)	170,000	17,970,700
Tech Data Corp.(1)	200,000	16,362,000
		70,085,800
Energy Equipment and Services — 1.2%
C&J Energy Services, Inc.(1)	130,000	1,755,000
Dril-Quip, Inc.(1)	240,000	7,207,200
Liberty Oilfield Services, Inc., Class A	120,000	1,554,000
NCS Multistage Holdings, Inc.(1)	619,933	3,155,459
		13,671,659
Equity Real Estate Investment Trusts (REITs) — 9.6%
Brandywine Realty Trust	635,000	8,172,450
CareTrust REIT, Inc.	455,000	8,399,300
Community Healthcare Trust, Inc.	225,000	6,486,750
EPR Properties	40,000	2,561,200
Highwoods Properties, Inc.	132,436	5,123,949
Kite Realty Group Trust	1,260,000	17,753,400
Lexington Realty Trust	770,000	6,321,700
MedEquities Realty Trust, Inc.(2)	1,604,171	10,972,530
Medical Properties Trust, Inc.	410,000	6,592,800
National Health Investors, Inc.	110,000	8,309,400
RLJ Lodging Trust	255,000	4,182,000
Sabra Health Care REIT, Inc.	540,000	8,899,200
Summit Hotel Properties, Inc.	605,000	5,886,650
Urstadt Biddle Properties, Inc., Class A	190,000	3,651,800
Weingarten Realty Investors	330,000	8,187,300
		111,500,429
Food and Staples Retailing — 0.1%
Casey's General Stores, Inc.	10,000	1,281,400
Food Products — 1.4%
Hain Celestial Group, Inc. (The)(1)	430,000	6,819,800
Hostess Brands, Inc.(1)	480,000	5,251,200
TreeHouse Foods, Inc.(1)	90,000	4,563,900
		16,634,900
Health Care Providers and Services — 1.3%
Providence Service Corp. (The)(1)	242,529	14,556,591
Hotels, Restaurants and Leisure — 0.8%
Red Robin Gourmet Burgers, Inc.(1)	325,000	8,684,000
Household Products — 2.0%
Spectrum Brands Holdings, Inc.	549,979	23,236,613
Insurance — 6.5%
AMERISAFE, Inc.	310,000	17,573,900
Axis Capital Holdings Ltd.	285,000	14,717,400
Hanover Insurance Group, Inc. (The)	95,000	11,093,150
James River Group Holdings Ltd.	340,000	12,423,600
RenaissanceRe Holdings Ltd.	145,000	19,386,500
		75,194,550

IT Services — 2.0%
EVERTEC, Inc.	385,000	11,049,500
Presidio, Inc.	940,000	12,267,000
		23,316,500
Machinery — 5.7%
EnPro Industries, Inc.	440,491	26,473,509
Global Brass & Copper Holdings, Inc.	635,000	15,970,250
Graham Corp.	80,000	1,827,200
Milacron Holdings Corp.(1)	945,000	11,236,050
Timken Co. (The)	290,000	10,822,800
		66,329,809
Media — 1.4%
Emerald Expositions Events, Inc.	310,000	3,825,400
Entravision Communications Corp., Class A	4,022,254	11,704,759
Townsquare Media, Inc., Class A	175,000	714,000
		16,244,159
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Granite Point Mortgage Trust, Inc.	190,000	3,425,700
Oil, Gas and Consumable Fuels — 0.5%
Earthstone Energy, Inc., Class A(1)	542,661	2,452,828
Extraction Oil & Gas, Inc.(1)	710,000	3,045,900
		5,498,728
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	122,513	4,575,861
Professional Services — 1.4%
InnerWorkings, Inc.(1)(2)	2,765,827	10,344,193
Korn/Ferry International	160,000	6,326,400
		16,670,593
Road and Rail — 0.3%
Heartland Express, Inc.	190,000	3,477,000
Semiconductors and Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc.(1)	205,000	8,800,650
Cypress Semiconductor Corp.	620,000	7,886,400
Kulicke & Soffa Industries, Inc.	425,000	8,614,750
		25,301,800
Software — 2.7%
Sapiens International Corp. NV	590,000	6,507,700
Teradata Corp.(1)	640,000	24,550,400
		31,058,100
Specialty Retail — 2.2%
Camping World Holdings, Inc., Class A	1,178,462	13,516,959
Penske Automotive Group, Inc.	310,000	12,499,200
		26,016,159
Technology Hardware, Storage and Peripherals — 1.0%
Cray, Inc.(1)	540,000	11,658,600
Trading Companies and Distributors — 2.2%
Foundation Building Materials, Inc.(1)	1,697,170	14,103,482
GMS, Inc.(1)	649,166	9,646,607
MSC Industrial Direct Co., Inc., Class A	30,000	2,307,600
		26,057,689
TOTAL COMMON STOCKS (Cost $1,349,556,284)		1,159,962,422

TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $9,059,708), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $8,884,433)		8,883,224
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,512,396), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $1,482,103)		1,482,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,143	7,143
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,372,367)		10,372,367
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,359,928,651)		1,170,334,789
OTHER ASSETS AND LIABILITIES — (0.8)%		(9,029,013)
TOTAL NET ASSETS — 100.0%		$1,161,305,776

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	505,291	USD	644,033	JPMorgan Chase Bank N.A.	3/29/19	$2,696
USD	21,034,341	GBP	16,543,338	JPMorgan Chase Bank N.A.	3/29/19	(139,715)
USD	343,502	GBP	269,833	JPMorgan Chase Bank N.A.	3/29/19	(1,860)
						$(138,879)

NOTES TO SCHEDULE OF INVESTMENTS
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,134,948,146	25,014,276	—
Temporary Cash Investments	7,143	10,365,224	—
	1,134,955,289	35,379,500	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,696	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	141,575	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2018 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
InnerWorkings, Inc.	$17,331	$10,104	$6,474	$(10,617)	$10,344	2,766	$(1,118)	—
MedEquities Realty Trust, Inc.	11,403	4,855	188	(5,097)	10,973	1,604	(69)	$468
	$28,734	$14,959	$6,662	$(15,714)	$21,317	4,370	$(1,187)	$468

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2018

Value - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	73,160	7,135,295
Airlines — 0.3%
Southwest Airlines Co.	175,280	8,147,014
Auto Components — 0.9%
BorgWarner, Inc.	278,630	9,679,606
Delphi Technologies plc	970,701	13,900,438
		23,580,044
Automobiles — 1.3%
General Motors Co.	611,859	20,466,684
Honda Motor Co. Ltd.	558,800	14,602,087
		35,068,771
Banks — 15.2%
Bank of America Corp.	2,820,890	69,506,730
BB&T Corp.	649,000	28,114,680
BOK Financial Corp.	71,686	5,256,734
Comerica, Inc.	141,307	9,706,378
JPMorgan Chase & Co.	976,561	95,331,885
M&T Bank Corp.	118,900	17,018,157
PNC Financial Services Group, Inc. (The)	330,773	38,670,671
U.S. Bancorp	1,605,002	73,348,591
UMB Financial Corp.	139,106	8,481,293
Wells Fargo & Co.	1,490,088	68,663,255
		414,098,374
Beverages — 0.4%
PepsiCo, Inc.	107,100	11,832,408
Building Products — 0.8%
Johnson Controls International plc	763,749	22,645,158
Capital Markets — 5.3%
Ameriprise Financial, Inc.	145,090	15,143,043
Bank of New York Mellon Corp. (The)	334,380	15,739,266
BlackRock, Inc.	55,930	21,970,422
Franklin Resources, Inc.	510,897	15,153,205
Goldman Sachs Group, Inc. (The)	99,434	16,610,450
Invesco Ltd.	1,219,251	20,410,262
Northern Trust Corp.	194,657	16,271,379
State Street Corp.	388,955	24,531,392
		145,829,419
Communications Equipment — 2.0%
Cisco Systems, Inc.	1,252,159	54,256,049
Containers and Packaging — 0.8%
Sonoco Products Co.	216,889	11,523,313
WestRock Co.	302,120	11,408,051
		22,931,364
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(1)	159	48,654,000
Berkshire Hathaway, Inc., Class B(1)	115,620	23,607,292
		72,261,292

Diversified Telecommunication Services — 4.4%
AT&T, Inc.	2,223,820	63,467,823
Verizon Communications, Inc.	1,006,500	56,585,430
		120,053,253
Electric Utilities — 0.7%
Edison International	189,776	10,773,584
PG&E Corp.(1)	335,906	7,977,767
		18,751,351
Electrical Equipment — 1.4%
Hubbell, Inc.	227,591	22,608,890
nVent Electric plc	734,830	16,504,282
		39,113,172
Electronic Equipment, Instruments and Components — 1.3%
Keysight Technologies, Inc.(1)	202,337	12,561,081
TE Connectivity Ltd.	311,509	23,559,426
		36,120,507
Energy Equipment and Services — 4.7%
Baker Hughes a GE Co.	1,388,119	29,844,559
Halliburton Co.	898,830	23,890,901
National Oilwell Varco, Inc.	435,703	11,197,567
Schlumberger Ltd.	1,786,861	64,469,945
		129,402,972
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	559,100	12,221,926
Food and Staples Retailing — 1.2%
Walmart, Inc.	344,171	32,059,529
Food Products — 4.0%
Conagra Brands, Inc.	631,113	13,480,574
General Mills, Inc.	482,030	18,770,248
Kellogg Co.	390,144	22,242,110
Mondelez International, Inc., Class A	1,093,176	43,759,835
Orkla ASA	1,334,930	10,497,181
		108,749,948
Health Care Equipment and Supplies — 4.4%
Abbott Laboratories	246,280	17,813,432
Medtronic plc	517,670	47,087,263
Siemens Healthineers AG(1)	412,688	17,279,056
Zimmer Biomet Holdings, Inc.	370,513	38,429,608
		120,609,359
Health Care Providers and Services — 2.5%
Cardinal Health, Inc.	644,330	28,737,118
Cigna Corp.	51,177	9,719,543
McKesson Corp.	275,570	30,442,218
		68,898,879
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	203,337	10,024,514
Sodexo SA	95,020	9,743,788
		19,768,302
Household Products — 2.8%
Kimberly-Clark Corp.	58,810	6,700,812
Procter & Gamble Co. (The)	761,884	70,032,377
		76,733,189

Industrial Conglomerates — 3.0%
General Electric Co.	8,082,364	61,183,495
Siemens AG	189,480	21,132,563
		82,316,058
Insurance — 2.9%
Chubb Ltd.	287,493	37,138,346
MetLife, Inc.	424,528	17,431,120
Reinsurance Group of America, Inc.	133,309	18,693,921
Unum Group	207,080	6,084,010
		79,347,397
Leisure Products — 0.4%
Mattel, Inc.(1)	1,075,632	10,745,564
Machinery — 1.8%
Atlas Copco AB, B Shares	731,790	16,044,548
Cummins, Inc.	74,790	9,994,936
IMI plc	1,825,250	21,961,813
		48,001,297
Metals and Mining — 0.6%
BHP Group Ltd.	615,870	14,848,561
Multiline Retail — 0.6%
Target Corp.	231,664	15,310,674
Oil, Gas and Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	693,740	30,413,562
Apache Corp.	335,345	8,802,806
Chevron Corp.	490,147	53,323,092
Cimarex Energy Co.	407,643	25,131,191
ConocoPhillips	149,053	9,293,455
Devon Energy Corp.	1,349,295	30,413,109
EQT Corp.	587,321	11,094,494
Equitrans Midstream Corp.(1)	469,856	9,406,517
Noble Energy, Inc.	1,673,850	31,401,426
Occidental Petroleum Corp.	334,253	20,516,449
Royal Dutch Shell plc, B Shares	759,080	22,640,043
TOTAL SA	416,124	22,017,420
		274,453,564
Pharmaceuticals — 10.2%
Allergan plc	236,530	31,614,600
Bristol-Myers Squibb Co.	343,900	17,875,922
Johnson & Johnson	500,979	64,651,340
Merck & Co., Inc.	809,847	61,880,409
Pfizer, Inc.	1,656,813	72,319,887
Roche Holding AG	66,430	16,426,428
Teva Pharmaceutical Industries Ltd. ADR(1)	936,312	14,437,931
		279,206,517
Road and Rail — 1.1%
Heartland Express, Inc.	1,685,985	30,853,525
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	221,014	7,235,998
Intel Corp.	1,194,147	56,041,319
QUALCOMM, Inc.	394,814	22,468,865
Teradyne, Inc.	318,279	9,987,595
		95,733,777

Software — 1.9%
Microsoft Corp.	50,392	5,118,316
Oracle Corp. (New York)	1,011,749	45,680,467
		50,798,783
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	161,966	25,503,166
Technology Hardware, Storage and Peripherals — 0.3%
HP, Inc.	427,645	8,749,617
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	116,610	12,064,471
Tapestry, Inc.	545,467	18,409,511
		30,473,982
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	318,439	24,494,328
TOTAL COMMON STOCKS (Cost $2,399,651,780)		2,671,104,385
TEMPORARY CASH INVESTMENTS — 2.3%
Federal Home Loan Bank Discount Notes, 2.19%, 1/2/19(2)	50,000,000	50,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $12,027,157), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $11,794,472)		11,792,867
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,009,402), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $1,968,137)		1,968,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,838	6,838
TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,764,718)		63,767,705
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,463,416,498)		2,734,872,090
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,998,522)
TOTAL NET ASSETS — 100.0%		$2,732,873,568

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	420,331	USD	297,384	Bank Of America N.A.	3/29/19	$(896)
USD	11,130,157	AUD	15,487,591	Bank Of America N.A.	3/29/19	205,703
USD	497,652	AUD	706,711	Bank Of America N.A.	3/29/19	(840)
CHF	622,781	USD	637,583	UBS AG	3/29/19	1,164
USD	12,570,849	CHF	12,365,945	UBS AG	3/29/19	(112,116)
USD	393,062	CHF	383,633	UBS AG	3/29/19	(406)
EUR	1,726,285	USD	1,979,342	Credit Suisse AG	3/29/19	12,919
USD	53,811,049	EUR	46,769,238	Credit Suisse AG	3/29/19	(164,091)
USD	32,648,357	GBP	25,677,667	JPMorgan Chase Bank N.A.	3/29/19	(216,858)
JPY	36,042,600	USD	326,721	Bank Of America N.A.	3/29/19	4,302
JPY	87,172,800	USD	794,358	Bank Of America N.A.	3/29/19	6,257
USD	11,446,329	JPY	1,278,255,000	Bank Of America N.A.	3/29/19	(293,449)
USD	536,515	JPY	58,883,550	Bank Of America N.A.	3/29/19	(4,285)
NOK	3,254,341	USD	371,959	Goldman Sachs & Co.	3/29/19	5,837
NOK	4,695,625	USD	540,594	Goldman Sachs & Co.	3/29/19	4,520
USD	8,625,754	NOK	75,130,318	Goldman Sachs & Co.	3/29/19	(96,097)
SEK	2,810,074	USD	312,699	Goldman Sachs & Co.	3/29/19	6,555
USD	11,922,316	SEK	107,287,732	Goldman Sachs & Co.	3/29/19	(266,683)
						$(908,464)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	20,466,684	14,602,087	—
Food Products	98,252,767	10,497,181	—
Health Care Equipment and Supplies	103,330,303	17,279,056	—
Hotels, Restaurants and Leisure	10,024,514	9,743,788	—
Industrial Conglomerates	61,183,495	21,132,563	—
Machinery	9,994,936	38,006,361	—
Metals and Mining	—	14,848,561	—
Oil, Gas and Consumable Fuels	229,796,101	44,657,463	—
Pharmaceuticals	262,780,089	16,426,428	—
Other Industries	1,688,082,008	—	—
Temporary Cash Investments	6,838	63,760,867	—
	2,483,917,735	250,954,355	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	247,257	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,155,721	—

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2019